Revenue - Summary of Revenue (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 662,660	$ 554,690	$ 434,241
Goods or services transferred over time [member] | Omnichannel CX solutions [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	384,184	334,047	273,174
Goods or services transferred over time [member] | Sales and digital marketing [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	166,506	114,718	66,235
Goods or services transferred over time [member] | Content Trust and Safety [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	109,496	103,538	92,452
Goods or services transferred over time [member] | Other Business Process Services [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,474	2,387	2,380
Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	664,120	555,198	434,723
Goods or services transferred at point in time [member] | Other services [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 1,460	$ 508	$ 482